RESTRUCTURING AND SEVERANCE	12 Months Ended
Dec. 31, 2025
RESTRUCTURING AND SEVERANCE
RESTRUCTURING AND SEVERANCE	4.RESTRUCTURING AND SEVERANCE Restructuring and severance charges consist of severance expenses of $0 and $349,630 for the years ended December 31, 2025 and 2024, respectively.